                      SUPPLEMENT TO THE CLASS A PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                   CREDIT SUISSE GLOBAL TECHNOLOGY FUND, INC.

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CLASS A SHARES OF THE FUND.

Effective October 9, 2002, the fund has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of the fund at a special meeting held on October 9, 2002.

CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), the fund's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the fund. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and NOT by the fund. Accordingly, no additional investment advisory fees will be paid by shareholders.

CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            CSGTA-16-1102
                                                                        2002-003

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                    SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND, INC.

                   CREDIT SUISSE GLOBAL TECHNOLOGY FUND, INC.

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE COMMON CLASS SHARES OF THE FUNDS.

Effective October 9, 2002, each fund has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of each fund at a special meeting held on October 9, 2002.

CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), each fund's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the funds. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and NOT by the funds. Accordingly, no additional investment advisory fees will be paid by shareholders.

CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            WPGHT-16-1102
                                                                        2002-004